SCHEDULE OF CONVERSION DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Short-Term Debt [Line Items]
Weighted Average Conversion Price	$ 0.06585
2021 Notes [Member] | Note One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Date	Dec. 31, 2022
Shares	70,773
Weighted Average Conversion Price	$ 191.06
Conversion Value	$ 13,521,834
2022 Notes [Member]
Short-Term Debt [Line Items]
Weighted Average Conversion Price		$ 130.80
2022 Notes [Member] | Note One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Date	Dec. 31, 2022
Shares	111,226
Weighted Average Conversion Price	$ 36.06
Conversion Value	$ 4,011,035